Fair value of financial instruments	12 Months Ended
Dec. 31, 2017
Fair value of financial instruments
Fair value of financial instruments

24. Fair value of financial instruments

Financial assets and liabilities recorded at fair value are categorized based on the amount of unobservable inputs used to measure their fair value. Three hierarchical levels are based on an increasing amount of judgment associated with the inputs used to derive fair valuation for these assets and liabilities, level 1 being market values for exchange traded products, level 2 being primarily based on quotes from third-party pricing services, and level 3 requiring most management judgment. At the end of each reporting period, the Group categorizes its financial assets and liabilities to appropriate level of fair value hierarchy. Items carried at fair value in the following table are measured at fair value on a recurring basis.

	Carrying amounts					Fair value(1)
		Fair value
EUR million	Amortized cost	Level 1	Level 2	Level 3	Total	Total
2017
Non-current available-for-sale investments	119	16	137	544	816	816
Other non-current financial assets	108	–	99	8	215	195
Other current financial assets including derivatives	106	–	196	–	302	302
Accounts receivable	6 880	–	–	–	6 880	6 880
Available-for-sale investments, liquid assets	–	–	911	–	911	911
Cash and cash equivalents	7 369	–	–	–	7 369	7 369
Total financial assets	14 582	16	1 343	552	16 493	16 473
Long-term interest-bearing liabilities	3 457	–	–	–	3 457	3 574
Short-term interest bearing liabilities	309	–	–	–	309	309
Other financial liabilities including derivatives	44	–	268	672	984	984
Accounts payable	3 996	–	–	–	3 996	3 996
Total financial liabilities	7 806	–	268	672	8 746	8 863

	Carrying amounts					Fair value(1)
		Fair value
EUR million	Amortized cost	Level 1	Level 2	Level 3	Total	Total
2016
Non-current available-for-sale investments	202	–	164	674	1 040	1 040
Other non-current financial assets	143	–	111	–	254	228
Other current financial assets including derivatives	60	–	236	–	296	296
Accounts receivable	6 972	–	–	–	6 972	6 972
Investments at fair value through profit and loss, liquid assets	–	–	327	–	327	327
Available-for-sale investments, liquid assets	–	–	1 502	–	1 502	1 502
Cash and cash equivalents	7 497	–	–	–	7 497	7 497
Total financial assets	14 874	–	2 340	674	17 888	17 862
Long-term interest-bearing liabilities	3 657	–	–	–	3 657	3 821
Short-term interest bearing liabilities	370	–	–	–	370	370
Other financial liabilities including derivatives	34	–	236	14	284	284
Accounts payable	3 781	–	–	–	3 781	3 781
Total financial liabilities	7 842	–	236	14	8 092	8 256

(1)

The following fair value measurement methods are used for items not carried at fair value: the fair value is estimated to equal the carrying amount for available-for-sale investments carried at cost less impairment for which it is not possible to estimate fair value reliably. These assets are tested for impairment using a discounted cash flow analysis if events or changes in circumstances indicate that the carrying amounts may not be recoverable. The fair values of long-term interest bearing liabilities are primarily based on quotes from third-party pricing services (level 2). The fair values of other assets and liabilities, including loans receivable and loans payable are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity. Refer to Note 2, Significant accounting policies.

The level 1 category includes financial assets and liabilities that are measured in whole by reference to published quotes in an active market. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, and those prices represent actual and regularly occurring market transactions on an arm’s-length basis. This category includes only exchange traded products.

The level 2 category includes financial assets and liabilities measured using a valuation technique based on assumptions that are supported by prices from observable current market transactions. These include assets and liabilities with fair values based on quotes from third-party pricing services, financial assets with fair values based on broker quotes and assets that are valued using the Group’s own valuation models whereby the material assumptions are market observable. The majority of the Group’s listed bonds and other securities, over-the-counter derivatives and certain other products are included within this category.

The level 3 financial assets category includes a large number of investments in unlisted equities and unlisted venture funds, including investments managed by Nokia Growth Partners specializing in growth-stage investing and by BlueRun Ventures focusing on early stage opportunities. The fair value of level 3 investments is determined using one or more valuation techniques where the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of calculating the net present value of expected future cash flows. For unlisted funds, the selection of appropriate valuation techniques by the fund managing partner may be affected by the availability and reliability of relevant inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances multiple valuation techniques may be appropriate.

The inputs generally considered in determining the fair value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations or other transactions undertaken by the issuer, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The level 3 investments are valued on a quarterly basis taking into consideration any changes, projections and assumptions, as well as any changes in economic and other relevant conditions. The fair value may be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the managing partner in the absence of market information. Assumptions used by the managing partner due to the lack of observable inputs may impact the resulting fair value of individual investments, but no individual input has a significant impact on the total fair value of the level 3 investments.

Level 3 Financial liabilities include conditional obligation to China Huaxin as part of the Nokia Shanghai Bell definitive agreements where China Huaxin obtained the right to fully transfer its ownership interest in Nokia Shanghai Bell to the Group in exchange for a future cash settlement. The fair value of the liability is calculated using the net present value of the expected future cash settlement. Most significant unobservable valuation inputs include certain financial performance metrics of Nokia Shanghai Bell. No individual input has a significant impact on the total fair value of the level 3 financial liability. Refer to Note 33, Significant partly-owned subsidiaries.

Reconciliation of the opening and closing balances on level 3 financial assets and liabilities:

	Level 3 Financial	Level 3 Financial
EURm	Assets	Liabilities
As of January 1, 2016	688	–
Net gains in income statement	52	–
Net loss recorded in other comprehensive income	(48)	–
Acquisitions through business combination	–	(14)
Purchases	72	–
Sales	(101)	–
Other movements	11	–
As of December 31, 2016	674	(14)
Net gains in income statement	89	79
Net loss recorded in other comprehensive income	(89)	–
Acquisitions of non-controlling interest	–	(737)
Purchases	89	–
Sales	(182)	–
Other movements	(29)	–
As of December 31, 2017	552	(672)

The gains and losses from venture fund and similar investments categorized in level 3 are included in other operating income and expenses in cases where the investment and disposal objectives for these investments are business driven. In other cases the gains and losses from level 3 financial assets and liabilities are included in financial income and expenses. A net gain of EUR 63 million (net gain of EUR 6 million in 2016) related to level 3 financial instruments held as of December 31, 2017 is recognized in the consolidated income statement.